Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series D and E Preferred	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2013		$ 2,305	$ 607,913	$ (13,972,552)	$ (13,362,334)
Stock-based compensation					604,976
Net loss		0	0	(7,917,853)	(7,917,853)
Ending balance at Dec. 31, 2014		28,029	24,492,450	(24,550,308)	4,000,713
Stock-based compensation					4,463,695
Net loss		$ 0	0	(18,105,315)	(18,105,315)
Ending balance (shares) at Dec. 31, 2015	224,824	28,391,072
Ending balance at Dec. 31, 2015	$ 2,248	$ 283,911	67,754,383	$ (60,601,778)	$ 7,438,764
Conversion of Series D Preferred Stock to common stock, Shares	(8,202)	820,200
Conversion of Series D Preferred Stock to common stock, Amount	$ (82)	$ 8,202	(8,120)
Issuance of warrants in connection with note payable transaction on January 15, 2016			607,338		$ 607,338
Stock issued for services, Shares		100,000
Stock issued for services, Amount		$ 1,000	63,000		64,000
Stock-based compensation			1,533,888		1,533,888
Net loss				$ (4,404,770)	(4,404,770)
Ending balance (shares) at Mar. 31, 2016	216,662	29,311,272
Ending balance at Mar. 31, 2016	$ 2,166	$ 293,113	$ 69,950,489	$ (65,006,548)	$ 5,239,220